Schedule of Investments (unaudited)
June 30, 2024
BlackRock Global Equity Absolute Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 1.2%
XP, Inc., Class A	7,076	$ 124,467
Canada — 7.1%
Canadian National Railway Co.	3,265	385,819
Canadian Pacific Kansas City Ltd.	2,504	197,201
Teck Resources Ltd., Class B	3,118	149,422
		732,442
China — 3.4%
Tencent Holdings Ltd.	7,500	355,803
Denmark — 5.4%
Novo Nordisk A/S, Class B	3,934	562,896
France — 2.1%
LVMH Moet Hennessy Louis Vuitton SE	285	218,820
Germany — 6.7%
Beiersdorf AG	3,717	544,042
Infineon Technologies AG	4,171	153,077
		697,119
Italy — 3.1%
Ferrari NV	358	146,097
Intesa Sanpaolo SpA	47,393	176,132
		322,229
Japan — 10.4%
Lasertec Corp.	500	112,240
Recruit Holdings Co. Ltd.	8,900	478,884
Sony Group Corp.	5,700	485,761
		1,076,885
Netherlands — 4.6%
ASML Holding NV	315	321,037
Heineken NV	1,603	155,084
		476,121
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	207,393
United States — 43.9%
Adobe, Inc.(a)	364	202,217
Security	Shares	Value
United States (continued)
Amazon.com, Inc.(a)	2,168	$ 418,966
AMETEK, Inc.	915	152,540
Apple Inc.	1,068	224,942
Baker Hughes Co., Class A	4,831	169,906
Bank of America Corp.	3,527	140,269
Boston Scientific Corp.(a)	2,129	163,954
Cadence Design Systems, Inc.(a)	630	193,883
Howmet Aerospace, Inc.	2,519	195,550
Hubbell, Inc.	548	200,283
Lennar Corp., Class A	1,244	186,438
Mastercard, Inc., Class A	908	400,573
Microsoft Corp.	1,073	479,577
Pinterest, Inc., Class A(a)	6,061	267,108
Salesforce, Inc.	796	204,652
Thermo Fisher Scientific, Inc.	477	263,781
T-Mobile U.S., Inc.	2,044	360,112
WD-40 Co.	769	168,903
Western Alliance Bancorp	2,694	169,237
		4,562,891
Total Long-Term Investments — 89.9% (Cost: $7,749,224)		9,337,066
Short-Term Securities
Money Market Funds — 9.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(b)(c)	945,292	945,292
Total Short-Term Securities — 9.1% (Cost: $945,292)		945,292
Total Investments — 99.0% (Cost: $8,694,516)		10,282,358
Other Assets Less Liabilities — 1.0%		106,002
Net Assets — 100.0%		$ 10,388,360
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Global Equity Absolute Return Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 2(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	183,476	761,816(c)	—	—	—	945,292	945,292	9,787	—
				$ —	$ —	$ 945,292		$ 9,789	$ —
(a)	As of period end, the entity is no longer held.
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
CAC 40 Index	3	07/19/24	$ 241	$ 3,058
S&P 500 E-Mini Index	2	09/20/24	552	(1,885)
STOXX Europe 600 Index	59	09/20/24	1,625	1,844
				$ 3,017
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	540,899	DKK	3,749,285	JPMorgan Chase Bank N.A.	07/19/24	$ 1,844
USD	1,996,489	EUR	1,856,079	JPMorgan Chase Bank N.A.	07/19/24	6,691
USD	1,030,273	JPY	160,722,979	JPMorgan Chase Bank N.A.	07/19/24	28,013
USD	169,701	TWD	5,488,000	Morgan Stanley & Co. International PLC	07/19/24	147
						$36,695
EUR	155,292	USD	166,683	State Street Bank and Trust Co.	07/19/24	(203)
USD	656,045	CAD	903,012	State Street Bank and Trust Co.	07/19/24	(4,355)
						$(4,558)
						$ 32,137

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Global Equity Absolute Return Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)	02/24/25–02/24/28	$ (1,191,692)	$ 6,873(b)	$ (1,180,334)	24.7%
	Monthly	Goldman Sachs Bank USA(c)	08/18/26–08/19/26	(1,058,226)	(35,116)(d)	(1,081,563)	24.0
	Monthly	HSBC Bank PLC(e)	02/09/28–02/10/28	(533,892)	(25,262)(f)	(558,310)	27.3
	Monthly	Morgan Stanley & Co. International PLC(g)	12/23/24–12/21/28	(1,635,554)	(5,785)(h)	(1,634,613)	19.7
					$ (59,290)	$ (4,454,820)
(b)	Amount includes $(4,485) of net dividends and financing fees.
(d)	Amount includes $(11,779) of net dividends and financing fees.
(f)	Amount includes $(844) of net dividends and financing fees.
(h)	Amount includes $(6,726) of net dividends and financing fees.
(i)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	15-122 basis points	0-659 basis points	15-225 basis points
Benchmarks:	Swiss Average Rate O/N:	Canadian Overnight Repo Rate Average:	Euro Short-Term Rate:
	CHF 1-Day	CAD 1-Day	EUR 1-Day
	Euro Short-Term Rate:	Euro Short-Term Rate:	Sterling Overnight Index Average:
	EUR 1-Day	EUR 1-Day	GBP 1-Day
	Sterling Overnight Index Average:	Sterling Overnight Index Average:	Tokyo Overnight Average Rate:
	GBP 1-Day	GBP 1-Day	JPY 1-Day
	Tokyo Overnight Average Rate:	Tokyo Overnight Average Rate:	Overnight Bank Funding Rate:
	JPY 1-Day	JPY 1-Day	USD 1-Day
	Overnight Bank Funding Rate:	Overnight Federal Funds Effective Rate:
	USD 1-Day	USD 1-Day

(g)
Range:	15-40 basis points
Benchmarks:	Euro Short-Term Rate:
EUR 1-Day
Sterling Overnight Index Average:
GBP 1-Day
Tokyo Overnight Average Rate:
JPY 1-Day
Stockholm Overnight Interbank Offer Rate:
SEK 1-Day
Overnight Federal Funds Effective Rate:
USD 1-Day

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Global Equity Absolute Return Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2025 to February 24, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Air Liquide SA	925	$ 159,661	(13.5)%
South Korea
Samsung Electronics Co. Ltd.	6,333	372,721	(31.6)
Switzerland
Julius Baer Group Ltd.	2,678	149,786	(12.7)
Total Reference Entity — Long		682,168
Reference Entity — Short
Common Stocks
Finland
Amer Sports, Inc.	5,014	(63,026)	5.3
Germany
Henkel AG & Co. KGaA, Preference Shares, NVS	1,273	(113,344)	9.6
Mercedes-Benz Group AG	1,096	(75,856)	6.4
		(189,200)
India
Infosys Ltd., ADR	1,920	(35,750)	3.0
Japan
Seven Bank Ltd.	58,700	(98,466)	8.4
Luxembourg
Birkenstock Holding PLC	2,239	(121,824)	10.3
Netherlands
Randstad NV	2,097	(95,209)	8.1
United Kingdom
Bunzl PLC	4,407	(167,440)	14.2
United States
AT&T Inc.	1,748	(33,404)	2.8
Charter Communications, Inc., Class A	677	(202,396)	17.1
Cognizant Technology Solutions Corp., Class A	1,124	(76,432)	6.5
Fox Corp., Class A, NVS	3,113	(106,994)	9.1
International Business Machines Corp.	1,057	(182,808)	15.5
Interpublic Group of Cos., Inc. (The)	3,817	(111,037)	9.4
Iron Mountain, Inc.	2,221	(199,046)	16.9
Lam Research Corp.	46	(48,983)	4.1
Trade Desk, Inc. (The), Class A	1,336	(130,487)	11.1
		(1,091,587)
Total Reference Entity — Short		(1,862,502)
Net Value of Reference Entity — Citibank N.A.		$(1,180,334)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United Kingdom
RELX PLC	4,643	$ 212,737	(19.6)%
Standard Chartered PLC	22,131	199,831	(18.5)
		412,568
United States
Meta Platforms, Inc., Class A	604	304,549	(28.2)
Total Reference Entity — Long		717,117
Reference Entity — Short
Common Stocks
Canada
BCE, Inc.	4,231	(137,038)	12.7
Rogers Communications, Inc., Class B, NVS	3,466	(128,197)	11.8
		(265,235)
Germany
Daimler Truck Holding AG	2,308	(92,050)	8.5
Siemens AG, Registered Shares	166	(30,897)	2.9
		(122,947)
India
Infosys Ltd., ADR	2,530	(47,109)	4.4
Japan
Bell System24 Holdings, Inc.	4,800	(47,906)	4.4
Central Japan Railway Co.	1,200	(26,012)	2.4
Dentsu Group, Inc.	3,500	(88,621)	8.2
Nissan Motor Co. Ltd.	7,400	(25,123)	2.3
Seven Bank Ltd.	15,800	(26,504)	2.5
		(214,166)
Netherlands
Basic-Fit NV	803	(17,302)	1.6
Philippines
TELUS International CDA, Inc.	8,630	(49,835)	4.6
Spain
Telefonica SA	35,531	(150,518)	13.9
United States
Arbor Realty Trust, Inc.	5,744	(82,426)	7.6
Cognizant Technology Solutions Corp., Class A	384	(26,112)	2.4
Expedia Group, Inc.	1,269	(159,881)	14.8
Lululemon Athletica, Inc.	186	(55,558)	5.1
Netflix, Inc.	241	(162,646)	15.0
Penske Automotive Group, Inc.	831	(123,836)	11.5
Silicon Laboratories, Inc.	409	(45,248)	4.2
Tesla, Inc.	351	(69,456)	6.4

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Global Equity Absolute Return Fund
	Shares	Value	% of Basket Value
United States (continued)
Trupanion, Inc.	3,326	$ (97,785)	9.0%
United Parks & Resorts, Inc.	2,000	(108,620)	10.1
		(931,568)
Total Reference Entity — Short		(1,798,680)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(1,081,563)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination dates February 9, 2028 to February 10, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Cie de Saint-Gobain SA	2,264	$ 176,081	(31.6)%
Japan
Nintendo Co. Ltd.	4,400	234,967	(42.1)
United Kingdom
AstraZeneca PLC	1,420	220,999	(39.6)
Melrose Industries PLC	19,762	137,631	(24.6)
		358,630
United States
Charles Schwab Corp. (The)	2,359	173,835	(31.1)
Moody’s Corp.	399	167,951	(30.1)
		341,786
Total Reference Entity — Long		1,111,464
Reference Entity — Short
Common Stocks
Japan
Central Japan Railway Co.	3,000	(65,031)	11.6
Nissan Motor Co. Ltd.	7,500	(25,462)	4.6
Secom Co. Ltd.	2,100	(124,371)	22.3
		(214,864)
Netherlands
Basic-Fit NV	2,350	(50,634)	9.1
Taiwan
First Financial Holding Co. Ltd.	81,000	(70,175)	12.6
Novatek Microelectronics Corp.	4,000	(74,599)	13.3
		(144,774)
United Kingdom
Associated British Foods PLC	3,966	(123,834)	22.2
Sage Group PLC (The)	13,068	(179,036)	32.1
		(302,870)
	Shares	Value	% of Basket Value
United States
Amgen, Inc.	504	$ (157,475)	28.2%
Conagra Brands, Inc.	4,687	(133,205)	23.8
eBay, Inc.	1,940	(104,217)	18.7
Five Below, Inc.	544	(59,280)	10.6
Gap, Inc. (The)	4,926	(117,682)	21.1
Lululemon Athletica, Inc.	245	(73,181)	13.1
Robert Half, Inc.	1,532	(98,017)	17.5
Roku, Inc., Class A	1,441	(86,359)	15.5
WW Grainger, Inc.	141	(127,216)	22.8
		(956,632)
Total Reference Entity — Short		(1,669,774)
Net Value of Reference Entity — HSBC Bank PLC		$(558,310)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates December 23, 2024 to December 21, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Germany
adidas AG	855	$ 204,145	(12.5)%
Total Reference Entity — Long		204,145
Reference Entity — Short
Common Stocks
Finland
Amer Sports, Inc.	2,253	(28,320)	1.7
Germany
Dr. Ing hc F Porsche AG, Preference Shares, NVS	953	(70,897)	4.3
Fresenius Medical Care AG	2,759	(105,440)	6.5
Siemens AG, Registered Shares	263	(48,951)	3.0
		(225,288)
Japan
Daiwa Securities Group, Inc.	11,900	(91,360)	5.6
Freee KK	6,200	(93,792)	5.7
Nissan Motor Co. Ltd.	17,600	(59,752)	3.7
SoftBank Corp.	12,300	(150,429)	9.2
		(395,333)
Sweden
Evolution AB	796	(82,855)	5.1
Taiwan
Mega Financial Holding Co. Ltd.	57,000	(70,953)	4.3
United Kingdom
BT Group PLC	79,107	(140,245)	8.6

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Global Equity Absolute Return Fund
	Shares	Value	% of Basket Value
United States
AT&T Inc.	5,963	$ (113,953)	7.0%
Booking Holdings, Inc.	43	(170,344)	10.4
Etsy, Inc.	1,040	(61,339)	3.7
J. M. Smucker Co. (The)	1,163	(126,814)	7.8
Lam Research Corp.	118	(125,652)	7.7
Omnicom Group, Inc.	2,213	(198,506)	12.1
ResMed, Inc.	518	(99,156)	6.1
		(895,764)
Total Reference Entity — Short		(1,838,758)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(1,634,613)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 124,467	$ —	$ —	$ 124,467
Canada	732,442	—	—	732,442
China	—	355,803	—	355,803
Denmark	—	562,896	—	562,896
France	—	218,820	—	218,820
Germany	—	697,119	—	697,119
Italy	—	322,229	—	322,229
Japan	—	1,076,885	—	1,076,885
Netherlands	—	476,121	—	476,121
Taiwan	—	207,393	—	207,393
United States	4,562,891	—	—	4,562,891
Short-Term Securities
Money Market Funds	945,292	—	—	945,292
	$ 6,365,092	$ 3,917,266	$ —	$ 10,282,358

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Global Equity Absolute Return Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,902	$ 6,873	$ —	$ 11,775
Foreign Currency Exchange Contracts	—	36,695	—	36,695
Liabilities
Equity Contracts	(1,885)	(66,163)	—	(68,048)
Foreign Currency Exchange Contracts	—	(4,558)	—	(4,558)
	$ 3,017	$ (27,153)	$ —	$ (24,136)
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
TWD	Taiwan New Dollar
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares